New and amended accounting standards	12 Months Ended
Jun. 30, 2026
New And Amended Accounting Standards
New and amended accounting standards

5. New and amended accounting standards

Standards adopted in the current year

The Group has applied all new and amended IFRS Accounting Standards effective for annual reporting periods beginning on 1 July 2025. Those relevant to the Group are the amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates on lack of exchangeability, which introduce requirements for estimating a spot rate where a currency is not exchangeable into another currency, and the annual improvements to IFRS Accounting Standards — Volume 11. Neither had a material effect on the amounts recognised or the disclosures presented. The currencies in which the Group transacts were exchangeable throughout the period.

Standards issued but not yet effective

IFRS 18 Presentation and Disclosure in Financial Statements is effective for annual reporting periods beginning on or after 1 January 2027 and will apply to the Group from the year ending 30 June 2028. IFRS 18 replaces IAS 1 and introduces defined categories and required subtotals in the statement of profit or loss, requirements for disclosure of management-defined performance measures, and enhanced requirements for the aggregation and disaggregation of information. The Group is assessing the effect. The standard is expected to change the presentation of the statement of profit or loss and the related disclosures but is not expected to change the amounts recognised.

The Group has assessed the effect of IFRS 18 in the following areas. The statement of profit or loss will be reorganised into the operating, investing and financing categories defined by the standard, with the required operating profit and profit before financing and income tax subtotals presented. Finance costs and finance income, presently shown below operating loss, will fall within the financing category. The share of results of equity-accounted investments and income from investments in subsidiaries will fall within the investing category. Management-defined performance measures used in communications with investors will require disclosure in a single note with a reconciliation to the most directly comparable IFRS subtotal, and the Group is identifying which of the measures it presents fall within that definition. The enhanced aggregation and disaggregation requirements are expected to require further disaggregation of administrative and other expenses and of other financial liabilities. IFRS 18 will not change the amounts recognised, the Group’s net assets or its cash flows.

IFRS 19 Subsidiaries without Public Accountability: Disclosures is effective for annual reporting periods beginning on or after 1 January 2027. It permits an eligible subsidiary that does not have public accountability, and whose parent produces consolidated financial statements under IFRS Accounting Standards, to apply reduced disclosure requirements. It will not affect these consolidated financial statements.

The amendments to IFRS 9 and IFRS 7 on the classification and measurement of financial instruments, effective for annual reporting periods beginning on or after 1 January 2026, clarify the derecognition of financial liabilities settled through electronic payment systems and the assessment of contractual cash flow characteristics for instruments with contingent features. The Group is assessing whether the contingent features in its promissory notes, in particular the trigger event provisions described at Note 33, fall within the scope of the clarified guidance. No other standard or amendment issued but not yet effective is expected to have a material effect on the Group.